As filed with the Securities and Exchange Commission
                               on February 2, 2001
                      Registration No. 333-54126; 811-7332

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ----

                     Post-Effective Amendment No. 25        x
                                                          -----
                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ----


                             Amendment No. 29               x
                        (Check appropriate box or boxes)   ----
                            ------------------------

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
         (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective :

----       Immediately upon filing pursuant to Rule 485(b), or


 x         on March 7, 2001, pursuant to Rule 485(b), or
----
----       60 Days after filing pursuant to Rule 485(a)(1), or

----       on _________ pursuant to Rule 485(a)(1)

----       75 days after filing pursuant to Rule 485(a)(2), or

----       on _________ pursuant to Rule 485(a)(2)

 x         This post-effective amendment designates a new effective date for a
----       previously filed post-effective amendment.








                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 25 to the Registration Statement of Barclays Global Investors Funds, Inc. (the "Company") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, which was filed on November 22, 2000. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 24, until March 7, 2001.






                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 2nd day of February, 2001.

                                        BARCLAYS GLOBAL INVESTORS FUNDS, INC.

                                             By:/s/ Richard H. Blank, Jr.
                                                -------------------------
                                              Richard H. Blank, Jr.
                                              Secretary and Treasurer
                                              (and Principal Financial Officer)

         Pursuant to the requirements of the Securities Act if 1933, this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

                     Name                                       Title                               Date
                  *                            Chairman, President (Principal                 February 2, 2001
--------------------------------------
R. Greg Feltus                                 Executive Officer) and Trustee

/s/ Richard H. Blank, Jr.                      Secretary and Treasurer                        February 2, 2001
-------------------------
Richard H. Blank, Jr.                          (Principal Financial Officer)

                  *                            Trustee                                        February 2, 2001
--------------------------------------
Leo Soong
                  *                            Trustee                                        February 2, 2001
--------------------------------------
Jack S. Euphrat
                  *                            Trustee                                        February 2, 2001
--------------------------------------
W. Rodney Hughes


*By:  /s/ Richard H. Blank, Jr.
      -------------------------
     Richard H. Blank, Jr.


* As Attorney-in-Fact pursuant to powers of attorney as previously filed.